Financial Instruments and Financial Risk Management - Summary of Contractual Maturities of Financial Liabilities Including Estimated Interest Payment (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Other financial liabilities with no contractual cashflows	$ 9.6	$ 11.9